Other Assets (Tables)	9 Months Ended
Sep. 30, 2014
Other Assets.
Schedule of other assets

Successor
September 30, 2014
(Dollars in thousands)
AeroTurbine inventory	$226,960
Other receivables	121,420
Notes receivable(a)	67,257
Prepaid expenses and other	51,414
Debt issuance costs(b)	46,758
Other assets	18,609

$532,418

(a)
Notes receivable are primarily from aircraft financing activities and include both variable and fixed interest rates with a weighted average interest rate of approximately 7.0%. During the period beginning February 5, 2014 and ending September 30, 2014, we did not have any activity in our allowance for credit losses on notes receivable.

(b)
Debt issuance costs for the Predecessor were presented separately on the December 31, 2013, Condensed, Consolidated Balance Sheet as Deferred debt issue costs.

Schedule of components of lease receivables and other assets

Predecessor
December 31, 2013
(Dollars in thousands)
AeroTurbine Inventory	$257,676
Lease receivables	229,354
Straight-line rents and other assets	199,591
Lease incentive costs, net of amortization	183,220
Goodwill and other intangible assets	46,076
Notes and trade receivables, net of allowance(a)	18,146

$934,063

(a)
Notes receivable were primarily from the sale of flight equipment and were fixed with varying interest rates from 2.0% to 10.5%.